Income Taxes - Schedule of Income Tax Expense (Benefit) Reconciled to the Hypothetical Amounts Computed at the U.S. Federal Statutory Income Tax Rate (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected tax at statutory rate					$ 4,434,080	$ (4,489,427)	$ (11,976,943)
Non-taxable REIT (income) loss					(4,610,750)	2,655,349	8,553,281
State and local income tax expense - net of federal benefit					(38,734)	(185,137)	(788,915)
Foreign income taxed at different rates					47,180	(69,318)	47,180
Change in valuation allowance					(416,953)	400,146	(1,939,425)
Others					30,392	(122,888)	278,564
Income Tax Expense (Benefit), Total	$ (1,050,050)	$ 102,233	$ (906,624)	$ (402,242)	$ (554,785)	$ (1,811,275)	$ (5,826,258)
Expected tax at statutory rate, Percent					21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation Tax Exempt Income, Percent					21.80%	12.40%	15.00%
State and local tax expense - net of federal benefit, Percent					0.20%	0.90%	1.40%
Foreign income taxed at different rates, Percent					0.20%	0.30%	0.10%
Change in valuation allowance					2.00%	1.90%	3.40%
Other					0.10%	0.60%	0.50%
Effective Income Tax Rate Reconciliation, Percent, Total					2.60%	8.50%	10.20%